UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2011

Shares	Description (1)	Value
	Common Stocks – 97.0% (68.8% of Total Investments)
	Aerospace & Defense – 1.9% (1.4% of Total Investments)
145,000	Bombardier Inc., CLass B Shares	$ 510,110
71,188	Raytheon Company	2,909,454
	Total Aerospace & Defense	3,419,564
	Beverages – 3.6% (2.6% of Total Investments)
80,945	Coca-Cola Company	5,468,644
43,500	Heineken NV, (9)	962,655
	Total Beverages	6,431,299
	Capital Markets – 2.1% (1.5% of Total Investments)
25,330	BlackRock Inc.	3,749,093
	Chemicals – 1.6% (1.2% of Total Investments)
87,000	Linde AG, (9)	1,168,410
33,300	Syngenta AG, ADR	1,727,271
	Total Chemicals	2,895,681
	Commercial Banks – 5.5% (3.9% of Total Investments)
78,053	Cullen/Frost Bankers, Inc.	3,579,511
30,600	HSBC Holdings PLC	1,164,024
166,500	U.S. Bancorp (2)	3,919,410
12,000	Westpac Banking Corporation	1,152,720
	Total Commercial Banks	9,815,665
	Commercial Services & Supplies - 1.8% (1.2% of Total Investments)
95,705	Waste Management, Inc.	3,116,155
	Communications Equipment – 2.5% (1.8% of Total Investments)
90,365	QUALCOMM, Inc.	4,394,450
	Diversified Financial Services – 2.1% (1.5% of Total Investments)
123,770	JP Morgan Chase & Co.	3,727,952
	Diversified Telecommunication Services – 3.1% (2.2% of Total Investments)
151,453	AT&T Inc.	4,319,440
62,900	Telefonica S.A., Sponsored ADR	1,202,648
	Total Diversified Telecommunication Services	5,522,088
	Electric Utilities – 2.7% (1.9% of Total Investments)
88,139	NextEra Energy Inc.	4,761,269
	Electrical Equipment – 2.1% (1.5% of Total Investments)
68,200	ABB Limited, ADR	1,164,856
62,461	Emerson Electric Company	2,580,264
	Total Electrical Equipment	3,745,120
	Energy Equipment & Services – 1.1% (0.8% of Total Investments)
28,200	ENSCO International Incorporated	1,140,126
33,100	Tenaris SA	842,395
	Total Energy Equipment & Services	1,982,521
	Food Products – 2.8% (2.0% of Total Investments)
98,200	Danone, (9)	1,219,644
81,100	McCormick & Company, Incorporated	3,743,576
	Total Food Products	4,963,220
	Gas Utilities – 1.6% (1.1% of Total Investments)
43,500	ONEOK, Inc.	2,872,740
	Health Care Providers & Services – 3.6% (2.6% of Total Investments)
121,650	AmerisourceBergen Corporation	4,533,896
28,100	Fresenius SE, ADR	1,897,593
	Total Health Care Providers & Services	6,431,489
	Hotels, Restaurants & Leisure – 3.6% (2.5% of Total Investments)
157,000	Compass Group PLC, (9)	1,259,140
102,584	YUM! Brands, Inc.	5,066,624
	Total Hotels, Restaurants & Leisure	6,325,764
	Household Durables – 2.4% (1.7% of Total Investments)
150,600	Leggett and Platt Inc.	2,980,374
64,900	Sony Corporation	1,233,100
	Total Household Durables	4,213,474
	Household Products – 2.2% (1.5% of Total Investments)
61,215	Procter & Gamble Company	3,867,564
	Independent Power Producers & Energy Traders – 0.8% (0.5% of Total Investments)
28,900	International Power PLC, (9)	1,381,229
	Industrial Conglomerates – 1.5% (1.0% of Total Investments)
29,000	Jardine Matheson Holdings Limited, (9)	1,331,100
14,000	Siemens AG, Sponsored ADR	1,257,060
	Total Industrial Conglomerates	2,588,160
	Insurance – 1.4% (1.0% of Total Investments)
71,225	AFLAC Incorporated (2)	2,489,314
	IT Services – 5.1% (3.6% of Total Investments)
87,850	Accenture Limited	4,627,938
24,910	International Business Machines Corporation (IBM)	4,359,997
	Total IT Services	8,987,935
	Machinery – 4.7% (3.3% of Total Investments)
31,700	Caterpillar Inc.	2,340,728
64,500	Eaton Corporation	2,289,750
34,700	Kubota Corporation	1,385,224
66,813	PACCAR Inc.	2,259,616
	Total Machinery	8,275,318
	Media – 1.2% (0.9% of Total Investments)
69,300	Pearson Public Limited Company	1,213,443
21,300	WPP Group PLC	980,865
	Total Media	2,194,308
	Metals & Mining – 1.0% (0.7% of Total Investments)
26,600	BHP Billiton PLC, ADR	1,767,304
	Office Electronics – 0.7% (0.5% of Total Investments)
26,900	Canon Inc.	1,217,494
	Oil, Gas & Consumable Fuels – 6.7% (4.8% of Total Investments)
20,600	BG PLC., Sponsored ADR, (9)	1,965,240
48,350	Chevron Corporation (2)	4,473,342
60,542	EQT Corporation	3,230,521
29,300	Sasol Ltd	1,189,580
24,000	Total SA, Sponsored ADR	1,052,880
	Total Oil, Gas & Consumable Fuels	11,911,563
	Personal Products – 1.0% (0.7% of Total Investments)
45,400	L’Oreal, (9)	885,300
42,600	Shiseido Company, Limited, Sponsored ADR, (9)	816,642
	Total Personal Products	1,701,942
	Pharmaceuticals – 8.1% (5.8% of Total Investments)
100,230	Abbott Laboratories (2)	5,125,762
35,300	Merck KGaA, (9)	970,927
25,600	Novartis AG, Sponsored ADR	1,427,712
20,700	Novo-Nordisk A/S	2,060,064
275,050	Pfizer Inc. (2)	4,862,884
	Total Pharmaceuticals	14,447,349
	Professional Services – 0.5% (0.3% of Total Investments)
73,000	Experian PLC, (9)	811,760
	Road & Rail – 1.8% (1.3% of Total Investments)
39,500	Union Pacific Corporation	3,225,965
	Semiconductors & Equipment – 2.6% (1.9% of Total Investments)
150,054	Microchip Technology Incorporated	4,668,180
	Software – 3.1% (2.2% of Total Investments)
170,150	Microsoft Corporation	4,235,034
24,700	SAP AG, Sponsored ADR	1,250,314
	Total Software	5,485,348
	Textiles, Apparel & Luxury Goods – 2.9% (2.1% of Total Investments)
43,005	VF Corporation	5,225,968
	Thrifts & Mortgage Finance – 2.1% (1.4% of Total Investments)
306,348	New York Community Bancorp Inc.	3,645,541
	Tobacco – 5.5% (3.9% of Total Investments)
42,044	Lorillard Inc.	4,654,268
80,789	Philip Morris International (2)	5,039,616
	Total Tobacco	9,693,884
	Total Common Stocks (cost $174,520,204)	171,953,670

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 Par (or similar) Preferred Securities – 29.0% (20.7% of Total Investments)
	Commercial Banks – 2.8% (2.0% of Total Investments)
43,700	Associated Banc-Corp.	8.000%	Ba1	$ 1,071,524
27,439	BB&T Capital Trust VI	9.600%	A-	728,505
14,861	BB&T Capital Trust VII	8.100%	A-	384,900
10,300	HSBC Holdings PLC	8.000%	A+	261,929
19,810	National City Capital Trust IV	8.000%	A-	504,561
16,307	PNC Capital Trust	7.750%	A-	420,884
11,000	Popular Inc.	8.250%	B2	198,000
50,000	Zions Bancorporation	9.500%	BB	1,262,500
	Total Commercial Banks			4,832,803
	Consumer Finance – 3.6% (2.6% of Total Investments)
72,800	Ally Financial Inc.	8.500%	B	1,270,360
14,626	GMAC LLC	7.250%	BB	293,105
28,000	Heller Financial Inc.	6.687%	A+	2,802,626
50,500	HSBC Finance Corporation	6.360%	A	1,049,895
24,800	SLM Corporation, Series A	6.970%	B	1,043,832
	Total Consumer Finance			6,459,818
	Diversified Financial Services – 2.0% (1.4% of Total Investments)
56,000	Bank of America Corporation	8.200%	BBB	1,233,120
1,360	Bank of America Corporation	7.250%	BBB	1,041,746
28,700	Citigroup Inc.	8.500%	BBB	724,675
4,615	Citigroup Inc.	8.125%	BBB	116,160
9,012	Citigroup Inc.	6.500%	BBB	414,552
	Total Diversified Financial Services			3,530,253
	Electric Utilities – 4.3% (3.0% of Total Investments)
11,700	BGE Capital Trust II	6.200%	BBB-	301,158
75,000	Entergy Arkansas Inc.	6.450%	BB+	1,872,660
20,000	Gulf Power Company	6.000%	BBB+	2,001,628
21,300	PPL Electric Utilities Corporation	6.250%	BBB-	533,831
25,000	Southern California Edison Company, Series C	6.000%	BBB+	2,385,158
5,000	Southern California Edison Company	6.500%	Baa2	505,938
	Total Electric Utilities			7,600,373
	Food Products – 1.2% (0.9% of Total Investments)
20	HJ Heinz Finance Company, 144A	8.000%	BBB-	2,143,750
	Insurance – 5.9% (4.2% of Total Investments)
84,000	American Financial Group	7.000%	BBB+	2,157,120
50,000	Aspen Insurance Holdings Limited	7.401%	BBB-	1,220,000
18,735	Endurance Specialty Holdings Limited	7.750%	BBB-	474,932
95,300	Endurance Specialty Holdings Limited	7.500%	BBB-	2,345,333
30,500	Montpelier Re Holdings Limited	8.875%	BB+	782,630
58,100	Principal Financial Group	6.518%	BBB	1,467,025
75,000	Prudential Financial Inc.	9.000%	BBB+	2,077,500
	Total Insurance			10,524,540
	Multi-Utilities – 0.9% (0.7% of Total Investments)
25,000	Dominion Resources Inc.	8.375%	BBB	727,250
32,500	Scana Corporation	7.700%	BBB-	921,700
	Total Multi-Utilities			1,648,950
	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)
17,802	Magnum Hunter Resources Corporation	10.250%	N/A	444,160
18,500	Magnum Hunter Resources Corporation	8.000%	N/A	789,950
	Total Oil, Gas & Consumable Fuels			1,234,110
	Real Estate Investment Trust – 6.8% (4.8% of Total Investments)
29,023	Apartment Investment & Management Company, Series U	7.750%	Ba3	719,190
100,000	Ashford Hospitality Trust Inc.	9.000%	N/A	2,408,000
22,800	Ashford Hospitality Trust Inc.	8.450%	N/A	530,100
67,800	CommomWealth REIT	7.250%	Baa3	1,657,032
72,500	Dupont Fabros Technology	7.875%	Ba2	1,853,825
25,000	Equity Residential Properties Trust	8.290%	Baa2	1,613,283
50,000	Kimco Realty Corporation, Series G	7.750%	Baa2	1,280,000
72,500	Vornado Realty LP	7.875%	BBB	1,943,000
	Total Real Estate Investment Trust			12,004,430
	Wireless Telecommunication Services – 0.8% (0.6% of Total Investments)
35,263	Telephone and Data Systems Inc.	7.000%	Baa2	910,843
18,382	United States Cellular Corporation	6.950%	Baa2	470,212
	Total Wireless Telecommunication Services			1,381,055
	Total $25 Par (or similar) Preferred Securities (cost $53,802,962)			51,360,082

Shares	Description (1)	Coupon	Ratings (3)	Value
	Convertible Preferred Securities – 2.7% (1.9% of Total Investments)
	Commercial Banks – 2.0% (1.4% of Total Investments)
3,500	Wells Fargo & Company, Convertible Bond	7.500%	A-	3,615,710
	Diversified Financial Services – 0.7% (0.5% of Total Investments)
16,651	CitiGroup Inc., Convertible	7.500%	N/A	$ 1,325,919
	Total Convertible Preferred Securities (cost $1,593,792)			4,941,629

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 1.6% (1.1% of Total Investments)
	Commercial Banks – 0.6% (0.4% of Total Investments)

$1,000	Western Alliance Bancorporation	10.000%	9/01/15	Ba3	$ 1,042,500
	Independent Power Producers & Energy Traders – 0.5% (0.4% of Total Investments)
968	NRG Energy Inc., 144A	7.875%	5/15/21	BB	885,720
	Insurance – 0.5% (0.3% of Total Investments)
969	Genworth Financial Inc.	7.200%	2/15/21	BBB	823,506
$2,937	Total Corporate Bonds (cost $2,792,130)				2,751,726

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Capital Preferred Securities – 4.7% (3.3% of Total Investments)
	Commercial Banks – 1.0% (0.7% of Total Investments)
1,000	PNC Financial Services Inc.	6.750%	8/01/21	A-	$ 957,730
1	U.S. Bancorp.	3.500%	N/A (4)	A	754,548
	Total Commercial Banks				1,712,278
	Consumer Finance – 0.8% (0.6% of Total Investments)
1,000	Capital One Capital V Corporation	10.250%	8/15/39	BBB	1,015,000
500	Capital One Capital VI	8.875%	5/15/40	BBB	507,366
	Total Consumer Finance				1,522,366
	Diversified Financial Services – 1.1% (0.8% of Total Investments)
1,000	JP Morgan Chase & Company	7.900%	N/A (4)	A	1,030,010
1,000	MBNA Capital Trust	8.278%	12/01/26	BBB	930,000
	Total Diversified Financial Services				1,960,010
	Insurance – 1.8% (1.2% of Total Investments)
20	Axis Capital Holdings Limited	7.500%	N/A (4)	BBB	1,886,876
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,250,000
	Total Insurance				3,136,876
	Total Capital Preferred Securities (cost $8,130,399)				8,331,530

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 5.9% (4.2% of Total Investments)
$10,539	Repurchase Agreement with State Street Bank, dated 9/30/11, repurchase price $10,538,945, collateralized by $10,820,000 U.S. Treasury Notes, 1.375%, due 9/30/18, value $10,752,375	0.010%	10/03/11	$ 10,538,936
	Total Short-Term Investments (cost $10,538,936)			10,538,936
	Total Investments (cost $251,378,423) – 140.9%			249,877,573
	Borrowings – (37.8)% (5), (6)			(67,000,000)
	Other Assets Less Liabilities – (3.1)% (7)			(5,523,886)
	Net Assets Applicable to Common Shares – 100%			$ 177,353,687

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (8)	Date	Price	Value
	Call Options Written
(100)	S&P 500 INDEX	$(12,000,000)	10/22/11	1,200	$(125,000)
(50)	S&P 500 INDEX	(6,125,000)	10/22/11	1,225	(34,000)
(100)	S&P 500 INDEX	(12,500,000)	11/19/11	1,250	(122,000)
(250)	Total Call Options Written(premiums received $719,494)	$(30,625,000)			$(281,000)

Interest Rate Swaps outstanding:

		Fund	Floating		Fixed Rate		Unrealized
	Notional	Pay/Receive	Rate	Fixed	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Rate*	Frequency	Date	(Depreciation)
JPMorgan	$16,750,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$ (370,938)
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	0.409	Monthly	3/29/12	(6,697)
Morgan Stanley	16,750,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(955,176)
							$(1,332,811)

*Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks**	$ 159,181,623	$ 12,772,047	$ –	$ 171,953,670
$25 Par (or similar) Preferred Securities	37,303,208	14,056,874	–	51,360,082
Convertible Preferred Securities	4,941,629	–	–	4,941,629
Corporate Bonds	–	2,751,726	–	2,751,726
Capital Preferred Securities	754,548	7,576,982	–	8,331,530
Short-Term Investments	–	10,538,936	–	10,538,936
Derivatives:
Call Options Written	(281,000)	–	–	(281,000)
Interest Rate Swaps*	–	(1,332,811)	–	(1,332,811)
Total	$ 201,900,008	$ 46,363,754	$ –	$ 248,263,762

*  Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

** Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.  Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	–	$ –	Call options written, at value	$ 281,000
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	–	Unrealized depreciation on interest rate swaps*	1,332,811
Total			$ –		$ 1,613,811

*          Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $252,642,689.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2011, were as follows:

Gross unrealized:
Appreciation	$19,107,859
Depreciation	(21,872,975)
Net unrealized appreciation (depreciation) of investments	$(2,765,116)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Perpetual security. Maturity date is not applicable.
(5)	Borrowings as a percentage of total investments is 26.8%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2011, investments with a value of $139,681,293 has been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at September 30, 2011.
(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(9)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011